Segment Disclosures (Details) - Schedule of geographic information - Spectrum Global Solutions, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 18,677,444	$ 25,496,071
Long-lived Assets	1,084,794	1,112,826
Puerto Rico and Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,257,230	1,629,319
Long-lived Assets	14,186	9,698
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	17,420,214	23,866,752
Long-lived Assets	$ 1,070,608	$ 1,103,128